SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table summarizes supplemental cash flow information and non-cash activities:

	2016	2015	2014
Net income taxes paid	$4,181	$3,093	$3,763
Interest paid	127	137	63
Non-cash property and equipment additions	200	—	—
Non-cash additions funded by obligation under capital leases	544	237	296
Non-cash additions related to asset retirement obligations	520	—	—